Filed with the Securities and Exchange Commission on August 1, 2018

1933 Act Registration File No. 333-216479

1940 Act File No. 811-23235

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 3	☒

(Check appropriate box or boxes.)

MORNINGSTAR FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 696-6000

Name and Address of Agent for Service

Patrick J. Maloney

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

Copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue N.W.

Suite 500

Washington, D.C. 20036

It	is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If	appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 1/3 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in the City of Chicago, the State of Illinois on this 31st day of July, 2018.

Morningstar Funds Trust

By:	/s/ Daniel E. Needham
Daniel E. Needham

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel E. Needham Daniel E. Needham	Trustee, President and Principal Executive Officer	July 31, 2018

/s/ Theresa Hamacher* Theresa Hamacher	Trustee	July 31, 2018

/s/ Enrique M. Vasquez* Enrique M. Vasquez	Trustee	July 31, 2018

/s/ Linda D. Taylor* Linda D. Taylor	Trustee	July 31, 2018

/s/ Tracy L. Dotolo Tracy L. Dotolo	Principal Financial Officer	July 31, 2018

*By:	/s/ Eric S. Purple
Eric S. Purple
Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated herein by reference.

Exhibit Index

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase